Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue
Schedule of revenue recognition

DKK thousand	Q3 2020	Q3 2019	Q1-Q3 2020	Q1-Q3 2019

Alexion Pharmaceuticals Inc.	10,645	8,267	36,870	26,528
Boehringer Ingelheim International GmbH	—	—	149,120	—
Undisclosed counterpart	—	1,655	—	3,312
Total license and milestone revenue	10,645	9,922	185,990	29,840
Total sale of goods revenue net (V-Go sales)	45,881	—	103,968	—
Total revenue	56,526	9,922	289,958	29,840
Total revenue recognized over time	10,645	9,922	36,870	29,840
Total revenue recognized at a point in time	45,881	—	253,088	—